6. Income Taxes	24 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
6. INCOME TAXES

The Company’s net deferred income tax asset as of June 30, 2013 and 2012, after applying enacted corporate income tax rates of 35%, are as follows:

Net operating loss carry forwards	$60,000	$19,882
Less: Valuation allowance	(60,000)	(19,882)
Net deferred tax asset	$-	$-

The Company, uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. During fiscal 2013 and 2012, respectively, the Company incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately, at 2013 and 2012 respectively, $171,100 and $56,800 and will expire in the years 2033 and 2032.

The Tax Reform Act of 1986 limits the use of net operating loss and tax credit carry-forwards in certain situations where changes occur in the stock ownership of a company. In the event the Company has a change in ownership, utilization of the net operating loss carry-forwards could be restricted.